AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2026
	Shares	Value
Common Stocks - 99.1%
Communication Services - 7.0%
Universal Music Group, N.V. (Netherlands)	166,307	$2,032,272
The Walt Disney Co.	10,483	1,182,482

Total Communication Services		3,214,754
Consumer Discretionary - 8.6%
Lennar Corp., Class A	7,159	782,837
Lithia Motors, Inc.	4,773	1,543,779
LVMH Moet Hennessy Louis Vuitton SE, ADR (France)[1]	6,007	776,585
Restaurant Brands International, Inc. (Canada)[1]	12,591	843,471

Total Consumer Discretionary		3,946,672
Consumer Staples - 10.7%
BJ's Wholesale Club Holdings, Inc.*	29,681	2,743,712
Casey's General Stores, Inc.	1,481	898,226
The Kroger Co.	20,079	1,261,965

Total Consumer Staples		4,903,903
Energy - 2.5%
EOG Resources, Inc.	10,131	1,135,989
Financials - 28.6%
Ares Management Corp., Class A	12,773	1,911,735
Berkshire Hathaway, Inc., Class B*	7,489	3,598,689
Brookfield Corp. (Canada)	34,892	1,589,331
Fairfax Financial Holdings, Ltd. (Canada)	658	1,085,239
First Citizens BancShares, Inc., Class A	819	1,694,978
KKR & Co., Inc.	7,571	865,062
The Progressive Corp.	4,691	975,728
Willis Towers Watson PLC (United Kingdom)	4,444	1,410,837

Total Financials		13,131,599
Health Care - 10.5%
Becton Dickinson & Co.	7,735	1,573,918
GE HealthCare Technologies, Inc.	17,857	1,410,167
Labcorp Holdings, Inc.	6,787	1,842,806

Total Health Care		4,826,891
Industrials - 18.9%
CACI International, Inc., Class A*	1,474	914,735
Carlisle Cos., Inc.	5,514	1,879,667
	Shares	Value

Deere & Co.	2,703	$1,427,184
Delta Air Lines, Inc.	14,746	971,614
Lockheed Martin Corp.	1,881	1,192,968
Union Pacific Corp.	9,913	2,330,546

Total Industrials		8,716,714
Materials - 9.0%
Amrize, Ltd.*	40,570	2,134,794
CRH PLC (Ireland)	16,376	2,004,586

Total Materials		4,139,380
Real Estate - 3.3%
Mid-America Apartment Communities, Inc., REIT	11,439	1,536,258

Total Common Stocks (Cost $42,525,751)		45,552,160

	Principal Amount
Short-Term Investments - 2.7%
Joint Repurchase Agreements - 1.7%[2]
Citadel Securities LLC, dated 01/30/26, due 02/02/26, 3.710% total to be received $746,231 (collateralized by various U.S. Treasuries, 0.000% - 4.500%, 02/15/26 - 11/15/55, totaling $761,155)	$746,000	746,000
HSBC Securities USA, Inc., dated 01/30/26, due 02/02/26, 3.670% total to be received $49,197 (collateralized by various U.S. Treasuries, 3.875% - 4.500%, 12/31/31 - 05/15/43, totaling $50,166)	49,182	49,182

Total Joint Repurchase Agreements		795,182
Repurchase Agreements - 1.0%
Fixed Income Clearing Corp., dated 01/30/26, due 02/02/26, 3.350% total to be received $429,120 (collateralized by a U.S. Treasury Note, 3.500%, 11/15/28, totaling $437,608)	429,000	429,000

Total Short-Term Investments (Cost $1,224,182)		1,224,182
Total Investments - 101.8% (Cost $43,749,933)		46,776,342
Other Assets, less Liabilities - (1.8)%		(805,166)
Net Assets - 100.0%		$45,971,176

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,602,188 or 3.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$45,552,160	—	—	$45,552,160
Short-Term Investments
Joint Repurchase Agreements	—	$795,182	—	795,182
Repurchase Agreements	—	429,000	—	429,000
Total Investments in Securities	$45,552,160	$1,224,182	—	$46,776,342

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2026, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,602,188	$795,182	$888,034	$1,683,216
The following table summarizes the securities received as collateral for securities lending at January 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-6.250%	02/28/26-11/15/48
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.